Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
20. Income Taxes
The Company is subject to U.S. federal, state and local income taxes with respect to its allocable share of any taxable income or loss as well as any standalone income or loss flyExclusive Inc generates.
As of December 31, 2023, flyExclusive, Inc held
22
% of the economic interest in LGM, which is treated as a partnership for U.S. federal income tax purposes. As a partnership, LGM generally is not subject to U.S. federal income tax under current U.S. tax laws as its net taxable income (loss) and any related tax credits are passed through to its members and included in their tax returns, even though such net taxable income (loss) or tax credits may not have actually been distributed. flyExclusive, Inc is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to its distributive share of the net taxable income (loss) and any related tax credits of LGM.
The components of income tax expense for the year ended December 31, 2023 are as follows:

Year Ended December 31,
2023
Current
Federal	$—
State	—

Total income taxes	$—

The following table represents a reconciliation of income tax expense at the statutory federal income tax rate to the actual income tax expense from continuing operations:

	Year Ended December 31, 2023
	Amount	Tax Rate
Loss before income taxes	$(54,738)
Tax expense at statutory rate	(11,495)	21.0%
Increases (reductions) in taxes resulting from:
Loss attributable to redeemable noncontrolling interest	(225)	0.4
Change in fair value of warrant liabilities	70	(0.1)
Change in fair value of derivative liability	(955)	1.7
Change in valuation allowance	952	(1.7)
Unrecognized benefit from LLC flow thru structure	11,667	(21.3)
Deferred Rate Change	—	—
State income taxes, net of federal income tax benefit	—	—
Other adjustments, net	(14)	—

Income tax expense	$—	—%

The effective tax rate was
—
% for the year ended December 31, 2023. Our effective tax rate differs from the federal statutory rate of 21% primarily due to the unrecognized benefit from the LLC flow thru structure.

Deferred income taxes result from temporary differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. The principal components of our net deferred tax liability were as follows:

December 31, 2023
Deferred tax assets
Net operating loss carryforward	$634

Interest Expense	558
Start Up Cost	679
Outside basis difference on investment in LGM Enterprises, LLC (a)	12,963
Other, net	—

Total deferred tax assets	14,834

Valuation allowance	(14,834)

Net deferred tax assets	$—

(a)
The Company’s deferred tax asset for the investment in partnership relates to the excess outside tax basis over financial reporting outside basis in LGM Enterprises, LLC, which is treated as a partnership for U.S. federal income tax purposes.

We evaluate the realizability of our deferred tax assets on a quarterly basis and establish valuation allowances when it is more likely than not that all or a portion of our deferred tax assets may not be realized. In making this determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary difference, projected future taxable income and tax planning strategies. As of December 31
, 2023
, we concluded based on the weight of all available positive and negative evidence, that it is more likely than not that the majority of deferred tax assets will not be realized. Accordingly a valuation allowance of $
14,834
has been established as of December 31
, 2023
. The full valuation allowance will remain until there is sufficient evidence to support the reversal of all or some portion of these allowances.
As of December 31
, 2023
, the Company had U.S federal net operating loss carryforwards (“NOL”) totaling $
2,607
which have expiration dates extending indefinitely without expiration as well as state NOL carryforwards totaling $
2,607
which have various expiration dates extending through 2043
.
The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions in which it operates. Therefore, the Company is subject to tax examination by various taxing authorities. The Company is not currently under examination, and is not aware of any issues under review that could result in significant payments, accruals or material deviation from its tax positions. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state and local tax authorities to the extent utilized in a future period. As of December 31
, 2023
, the tax years from 2019
to present generally remain open to examination by relevant taxing jurisdictions to which the Company is subject.